UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:

September 15, 2021 to October 15, 2021

Commission File Number of issuing entity: 333-207132-15

Central Index Key Number of issuing entity: 0001718304

Citigroup Commercial Mortgage Trust 2017-C4

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-207132

Central Index Key Number of depositor: 0001258361

Citigroup Commercial Mortgage Securities Inc.

(Exact name of depositor as specified in its charter)

Citi Real Estate Funding Inc.

(Central Index Key Number: 0001701238)

Cantor Commercial Real Estate Lending, L.P.

(Central Index Key Number: 0001558761)

Ladder Capital Finance LLC

(Central Index Key Number: 0001541468)

German American Capital Corporation

(Central Index Key Number: 0001541294)

LMF Commercial, LLC (f/k/a Rialto Mortgage Finance, LLC)

(Central Index Key Number: 0001592182)

(Exact names of sponsors as specified in their respective charters)

Richard Simpson (212) 816-5343

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

82-6713163

82-6712043

82-6694460

(I.R.S. Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Title of class	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒	Not Applicable
A-2	☐	☐	☒	Not Applicable
A-3	☐	☐	☒	Not Applicable
A-4	☐	☐	☒	Not Applicable
A-AB	☐	☐	☒	Not Applicable
X-A	☐	☐	☒	Not Applicable
X-B	☐	☐	☒	Not Applicable
A-S	☐	☐	☒	Not Applicable
B	☐	☐	☒	Not Applicable
C	☐	☐	☒	Not Applicable

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

Explanatory Note:

This Form 10-D/A amends the Form 10-D (the “October 27, 2021 Form 10-D”), filed with the Securities and Exchange Commission on October 27, 2021 under Commission File No. 333-207132-15, with respect to Citigroup Commercial Mortgage Trust 2017-C4, Commercial Mortgage Pass-Through Certificates, Series 2017-C4. The purpose of this amendment is to file amended versions of Exhibit 99.1 and Exhibit 102. Effective upon the filing of this Form 10-D/A, Exhibit 99.1 and Exhibit 102 of the October 27, 2021 Form 10-D are replaced and superseded in their entirety by Exhibit 99.1 and Exhibit 102, respectively, to this Form 10-D/A.

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On October 15, 2021, a distribution was made to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-C4.

The distribution report is attached as Exhibit 99.1 to this Form 10-D/A.

No assets securitized by Citigroup Commercial Mortgage Securities Inc. (the “Depositor”) and held by Citigroup Commercial Mortgage Trust 2017-C4 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period covered by this distribution report on Form 10-D/A.

The Depositor most recently filed a Form ABS-15G under Rule 15Ga-1 under the Securities Exchange Act of 1934 (“Rule 15Ga-1”) on February 9, 2021. The CIK number of the Depositor is 0001258361 .

Citi Real Estate Funding Inc. (“CREFI”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 9, 2021. The CIK number of CREFI is 0001701238.

Cantor Commercial Real Estate Lending, L.P. (“CCRE”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 16, 2021. The CIK number of CCRE is 0001558761.

Ladder Capital Finance LLC (“Ladder”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 3, 2021. The CIK number of Ladder is 0001541468.

German American Capital Corporation (“GAAC”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 16, 2021. The CIK number of GAAC is 0001541294.

LMF Commercial, LLC (f/k/a Rialto Mortgage Finance, LLC) (“LMF”), one of the sponsors, most recently filed a Form ABS-15G under Rule 15Ga-1 on February 9, 2021. The CIK number of LMF is 0001592182.

Item 1A. Asset-Level Information.

See the Asset Data File and the asset related document filed as Exhibit 102 and Exhibit 103, respectively, to the registrant’s Form ABS-EE/A filed on April 14, 2023 under Commission File No. 333-207132-15 and incorporated by reference herein.

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

No information to report for the monthly distribution period covered by this distribution report on Form 10-D/A.

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

With respect to the pool assets for Citigroup Commercial Mortgage Trust 2017-C4, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 7. Change in Sponsor Interest in Securities.

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

Midland Loan Services, a Division of PNC Bank, National Association, in its capacity as Master Servicer for Citigroup Commercial Mortgage Trust 2017-C4, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	09/14/2021	$1,115,638.53
Current Distribution Date:	10/15/2021	$1,274,169.48

Loan Combination Custodial Account Balance
Prior Distribution Date:	09/14/2021	$0.00
Current Distribution Date:	10/15/2021	$0.00

*REO Account Balance
Prior Distribution Date:	09/14/2021	$0.00
Current Distribution Date:	10/15/2021	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Citigroup Commercial Mortgage Trust 2017-C4, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	09/14/2021	$0.00
Current Distribution Date:	10/15/2021	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	09/14/2021	$0.00
Current Distribution Date:	10/15/2021	$0.00

Excess Interest Distribution Account Balance
Prior Distribution Date:	09/14/2021	$0.00
Current Distribution Date:	10/15/2021	$0.00

Excess Liquidation Proceeds Reserve Account Balance
Prior Distribution Date:	09/14/2021	$0.00
Current Distribution Date:	10/15/2021	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Form 10-D/A:

(99.1): Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-C4, relating to the October 15, 2021 distribution.

(102): Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE/A filed on April 14, 2023 under Commission File No. 333-207132-15 and incorporated by reference herein).

(103): Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE/A filed on April 14, 2023 under Commission File No. 333-207132-15 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form 10-D/A are listed above and in the Exhibit Index that immediately precedes the signature page hereof.

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Monthly report distributed to holders of the certificates issued by Citigroup Commercial Mortgage Trust 2017-C4, relating to the October 15, 2021 distribution.

Exhibit 102	Asset Data File (filed as Exhibit 102 to the registrant’s Form ABS-EE/A filed on April 14, 2023 under Commission File No. 333-207132-15 and incorporated by reference herein).

Exhibit 103	Asset related document (filed as Exhibit 103 to the registrant’s Form ABS-EE/A filed on April 14, 2023 under Commission File No. 333-207132-15 and incorporated by reference herein).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Citigroup Commercial Mortgage Securities Inc.
(Depositor)

/s/ Richard Simpson
Richard Simpson, President

Date: April 14, 2023